Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Prepaid expenses and other current assets
9.	Prepaid expenses and other current assets

	December 31, 2015	December 31, 2014
Value-added tax recoverable	$10,331	$3,969
Receivable from the Group’s executives and employees, net of provision of $3,233 and nil, respectively (a)	11,966	—
Deposit and prepayment for acquisitions, net of provision of $3,518 and nil, respectively (b)	8,426	5,250
Other deposit and prepayment (c)	7,626	423
Other receivable	1,610	—
Others, net of provision of $249 and $648, respectively	1,238	1,288

Total of prepaid expenses and other current assets	$41,197	$10,930

(a)	Receivable from the Group’s executives and employees

Pursuant to the PRC tax regulations, the income derived from the exercise of the share options and RSU (See Note 23-Stock-based Compensation) is subject to individual income tax (“IIT”), which should be withheld by the Group from these executives and employees for payment to the PRC tax authorities. As of December 31, 2015 and 2014, the Group had an outstanding receivable, net of provision, of $11,966 and nil from the executives and employees and the Group had payable to the PRC tax authorities of US$15,199 and nil in relation to the IIT liabilities arising from the exercise of share options and RSU by these executives and employees. During the year ended December 31, 2015, the Group recognized a full provision for doubtful recoveries of such receivable of $3,233 due from a former executive. The provision is included in impairment charges in the consolidated statements of operations.

(b)	Deposit and prepayment for acquisitions

Other deposit and prepayment primarily include a deposit of $4,630 (equivalent to RMB30 million) paid to acquire 95.68% of the shares in Guo Dian Nai Lun Te Zuo Qi Photovoltaic Power Generation LLC (“Guo Dian”), prepayment of $3,507 made to acquire All-Zip Roofing System Group Co., Ltd., and prepayment of $2,695 made to acquire a project in Japan. All these acquisitions had not been closed as of December 31, 2015. The Group is negotiating the cancellation of the acquisition of Guo Dian with its sellers and no final agreement is reached as of the date of issuance of these financial statements. The Group recognized a provision of $3,241 for doubtful recoveries of the receivable in relation to the acquisition of Guo Dian during the year ended December 31, 2015 which is included in impairment charges in the consolidated statements of operations.

(c)	Other deposit and prepayment

Other deposit and prepayment primarily represents the prepayment of $2,923 made to vendors to purchase PV modules and rental deposits of $2,996 and other deposits as at December 31, 2015.